Contributions to Plans (Detail) (Saving Plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Saving Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to the plans	¥ 659	¥ 493	¥ 505